CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Shares of Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation ESOP	Treasury Stock	Total
Balance at Dec. 31, 2016		$ 43,393	$ 66,229	$ 2,622	$ (3,095)		$ 109,149
Balance (in shares) at Dec. 31, 2016	9,652,448
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			7,915				7,915
Other comprehensive loss				(2,130)			(2,130)
Reclassification from AOCI to retained earnings			(97)	97
Other comprehensive loss							(2,033)
Stock-based compensation expense		926					926
Restricted stock award grant forfeiture (in shares)	4,871
Treasury stock acquired						$ (594)	(594)
Treasury stock acquired (in shares)	(28,823)
ESOP shares earned		273			238		511
Balance at Dec. 31, 2017		44,592	74,047	589	(2,857)	(594)	115,777
Balance (in shares) at Dec. 31, 2017	9,628,496
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			2,022				2,022
Other comprehensive loss				(859)			(859)
Stock-based compensation expense		240					240
ESOP shares earned		91			59		150
Balance at Mar. 31, 2018		44,923	76,069	(270)	(2,798)	(594)	117,330
Balance (in shares) at Mar. 31, 2018	9,628,796
Balance at Dec. 31, 2017		44,592	74,047	589	(2,857)	(594)	115,777
Balance (in shares) at Dec. 31, 2017	9,628,496
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			9,325				9,325
Other comprehensive loss				(844)			(844)
Stock-based compensation expense		928					928
Restricted stock award grant forfeiture (in shares)	4,862
Exercise of stock options, net			(21)			21
Exercise of stock options, net (in shares)	1,010
Treasury stock acquired						(215)	(215)
Treasury stock acquired (in shares)	(8,649)
ESOP shares earned		375			238		613
Balance at Dec. 31, 2018		45,895	83,351	(255)	(2,619)	(788)	125,584
Balance (in shares) at Dec. 31, 2018	9,625,719
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			2,218				2,218
Other comprehensive loss				69			69
Stock-based compensation expense		265					265
Restricted stock award grant forfeiture (in shares)	(3,897)
ESOP shares earned		76			60		136
Balance at Mar. 31, 2019		$ 46,236	$ 85,569	$ (186)	$ (2,559)	$ (788)	$ 128,272
Balance (in shares) at Mar. 31, 2019	9,621,822